GOODWILL - Change in Balance of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 2,411	$ 1,554
Acquisitions through business combinations	3,444	957
Impairment losses	(418)	0
Dispositions	(21)	0
Assets reclassified as held for sale	(212)	0
Foreign currency translation	14	(100)
Balance at end of year	$ 5,218	$ 2,411